UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       WILLIAM PERKINS
Address:    230 CONGRESS STREET 12TH FLR
            BOSTON, MA  02110


13F File Number:28-04190

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: WILLIAM PERKINS
Title: PARTNER
Phone: 617-523-6531
Signature, Place, and Date of Signing:

WILLIAM PERKINS    BOSTON, MASSACHUSETTS    02/14/2004

Report Type     (Check only one)
                [ ]            13F HOLDINGS REPORT
                [X]            13F NOTICE
                [ ]            13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name

 28-04578                           LORING WOLCOTT AND COOLIDGE FIDU



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934